EVERGREEN ASSET MANAGEMENT
                           2500 WESTCHESTER AVENUE
                            PURCHASE, N.Y. 10577

                                                               November 7, 1996.

Securities and Exchange Commission
Judiciary Plaza
450  Fifth Street, N.W.
Washington, D.C.

Attention:     File Room

Re:    EVERGREEN TAX-FREE TRUST
       Evergreen New Jersey Tax-Free Income Fund
       Evergreen Pennsylvania Tax-Free Money Marekt Fund
       File No. 33-2010

Ladies and Gentlemen

     Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is a certification that the Prospectuses and Statements of Additional Information with respect to the above referenced Funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




                                                           Very truly yours,



                                                           /s/ James P. Wallin
                                                            James P. Wallin